Long-Lived Assets and Goodwill (Details 1) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Gross Carrying Amount	$ 58,721,008	$ 58,220,782
Accumulated Amortization	(12,169,420)	(6,943,300)
Net Carrying Amount	46,551,588	51,277,482
Trade names [Member]
Gross Carrying Amount	5,643,204	5,643,204
Accumulated Amortization	(892,341)	(489,222)
Net Carrying Amount	4,750,863	5,153,982
Technology [Member]
Gross Carrying Amount	32,800,000	32,800,000
Accumulated Amortization	(7,041,707)	(4,308,333)
Net Carrying Amount	25,758,293	28,491,667
Customer relationships [Member]
Gross Carrying Amount	15,611,018	15,110,792
Accumulated Amortization	(3,599,414)	(2,054,894)
Net Carrying Amount	12,011,604	13,055,898
Intellectual Property [Member]
Gross Carrying Amount	3,729,537	3,729,537
Accumulated Amortization	(362,594)	(51,799)
Net Carrying Amount	3,366,943	3,677,738
Noncompete [Member]
Gross Carrying Amount	937,249	937,249
Accumulated Amortization	(273,364)	(39,052)
Net Carrying Amount	$ 663,885	$ 898,197